PREPAID EXPENSES AND OTHER CURRENT ASSETS (Details) - USD ($)	Mar. 31, 2024	Mar. 31, 2023
PREPAID EXPENSES AND OTHER CURRENT ASSETS
Loans receivables	$ 273,643	$ 0
Advance payment of intangible asset	1,500,000	0
VAT deductibles	752	0
Investment receivables from the investors	0	2,000,000
Others	47,352	77,673
Total	1,896,109	3,307,502
Prepayments to suppliers	$ 74,362	$ 1,229,829